UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 25.4%
	American Express Credit Account Master Trust
$8,000,000	0.447%, 10/16/2017[1,2]	$7,999,808
10,000,000	0.770%, 5/15/2018[1]	10,010,040
6,950,000	0.617%, 5/15/2020[1,2]	6,956,331
6,808,707	ARI Fleet Lease Trust 2012-B 0.467%, 1/15/2021[1,2,3]	6,794,810
4,590,000	Barclays Dryrock Issuance Trust 0.527%, 12/16/2019[1,2]	4,587,053
13,050,000	Chase Issuance Trust 0.627%, 4/15/2019[1,2]	12,991,771
	Chesapeake Funding LLC
4,200,276	1.418%, 4/7/2024[1,2,3]	4,219,635
2,300,000	1.968%, 1/7/2025[2,3]	2,323,014
9,200,000	CNH Wholesale Master Note Trust 1.067%, 8/15/2019[1,2,3]	9,212,806
2,140,000	Enterprise Fleet Financing LLC 1.410%, 11/20/2017[1,3]	2,142,666
10,250,000	Ford Credit Auto Owner Trust 2013-A 1.150%, 7/15/2018[1]	10,273,524
6,590,000	Golden Credit Card Trust 0.597%, 9/15/2018[1,2,3]	6,606,515
5,000,000	Huntington Auto Trust 1.070%, 2/15/2018[1]	5,019,805
8,000,000	Hyundai Floorplan Master Owner Trust Series 2013-1 0.817%, 5/15/2018[1,2,3]	8,023,480
9,045,000	MMCA Auto Owner Trust 2014-A 1.210%, 12/16/2019[1,3]	9,075,165
8,175,177	Navient Student Loan Trust 0.647%, 5/16/2022[1,2,3]	8,175,780
10,000,000	Nissan Auto Lease Trust 2014-B 1.120%, 9/15/2017[1]	10,020,820
	PFS Financing Corp.
2,000,000	0.767%, 10/15/2019[1,2,3]	1,999,136
8,000,000	1.017%, 10/15/2019[1,2,3]	7,994,846
3,000,000	Santander Drive Auto Receivables Trust 2012-2 3.870%, 2/15/2018[1]	3,094,749
4,907,000	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[1]	4,963,048
8,256,215	SLM Private Education Loan Trust 2012-C 1.267%, 8/15/2023[1,2,3]	8,300,188
2,290,834	SLM Student Loan Trust 2011-2 0.768%, 11/25/2027[1,2]	2,287,185

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$6,485,000	Volkswagen Credit Auto Master Trust 0.518%, 7/22/2019[1,2,3]	$6,473,081
	TOTAL ASSET-BACKED SECURITIES (Cost $159,504,286)	159,545,256

	CORPORATE BONDS – 27.4%
	COMMUNICATIONS – 4.8%
10,000,000	AT&T, Inc. 0.677%, 3/30/2017[2]	10,000,690
10,000,000	NBCUniversal Enterprise, Inc. 0.790%, 4/15/2016[2,3]	10,019,720
10,000,000	Verizon Communications, Inc. 0.636%, 6/9/2017[2]	9,989,280
		30,009,690
	CONSUMER, CYCLICAL – 4.7%
	Daimler Finance North America LLC
3,680,000	0.935%, 8/1/2016[2,3]	3,699,938
6,000,000	0.595%, 8/1/2017[2,3]	5,997,774
10,000,000	Ford Motor Credit Co. LLC 0.755%, 9/8/2017[2]	9,911,710
10,000,000	Volkswagen Group of America Finance LLC 0.603%, 5/23/2017[2,3]	9,991,830
		29,601,252
	CONSUMER, NON-CYCLICAL – 1.6%
10,000,000	Bayer U.S. Finance LLC 0.536%, 10/6/2017[2,3]	9,990,300

	ENERGY – 4.2%
7,000,000	Canadian Natural Resources Ltd. 0.632%, 3/30/2016[2,4]	6,990,130
10,000,000	Petrobras Global Finance B.V. 2.603%, 3/17/2017[2,4]	9,150,000
10,000,000	TransCanada PipeLines Ltd. 0.937%, 6/30/2016[2,4]	10,031,700
		26,171,830
	FINANCIAL – 6.0%
10,000,000	Citigroup, Inc. 0.775%, 5/1/2017[2]	9,978,930
10,000,000	HSBC Finance Corp. 0.664%, 6/1/2016[2]	9,986,430
10,000,000	Huntington National Bank 0.681%, 4/24/2017[1,2]	9,990,770

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$8,000,000	Jefferies Group LLC 3.875%, 11/9/2015	$8,141,960
		38,098,090
	GOVERNMENT – 0.6%
3,500,000	Finland Government International Bond 2.250%, 3/17/2016[3,4]	3,576,055

	INDUSTRIAL – 2.9%
10,000,000	Kansas City Southern de Mexico S.A. de C.V. 0.956%, 10/28/2016[2,4]	9,979,870
8,000,000	Masco Corp. 6.125%, 10/3/2016	8,550,000
		18,529,870
	TECHNOLOGY – 1.6%
10,000,000	Oracle Corp. 0.454%, 7/7/2017[2]	10,003,190

	UTILITIES – 1.0%
6,360,000	Duke Energy Corp. 0.636%, 4/3/2017[2]	6,371,365
	TOTAL CORPORATE BONDS (Cost $173,762,322)	172,351,642

	MEDIUM TERM NOTES – 17.5%
	CONSUMER, CYCLICAL – 1.6%
10,000,000	American Honda Finance Corp. 0.423%, 7/14/2017[2]	9,988,600

	FINANCIAL – 14.3%
10,000,000	Bank of America Corp. 0.843%, 8/25/2017[2]	9,991,010
10,000,000	General Electric Capital Corp. 0.512%, 5/15/2017[1,2]	9,987,450
10,000,000	Goldman Sachs Group, Inc. 0.860%, 6/4/2017[2]	9,976,790
10,000,000	JPMorgan Chase & Co. 0.752%, 2/15/2017[2]	9,998,940
10,000,000	Metropolitan Life Global Funding I 0.632%, 4/10/2017[2,3]	10,031,030
10,000,000	Morgan Stanley 1.483%, 2/25/2016[2]	10,082,890

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	MEDIUM TERM NOTES (Continued)
	FINANCIAL (Continued)
$10,000,000	National Rural Utilities Cooperative Finance Corp. 0.484%, 5/27/2016[2]	$10,006,010
10,000,000	Royal Bank of Canada 0.514%, 10/13/2017[2,4]	9,984,840
10,000,000	Wells Fargo & Co. 0.495%, 9/8/2017[2]	9,970,190
		90,029,150
	INDUSTRIAL – 1.6%
10,000,000	John Deere Capital Corp. 0.542%, 10/11/2016[2]	10,025,960

	TOTAL MEDIUM TERM NOTES (Cost $110,332,089)	110,043,710

Number of Shares

	SHORT-TERM INVESTMENTS – 28.4%
178,881,169	Federated Prime Value Obligations Fund, 0.02%[5]	178,881,169
	TOTAL SHORT-TERM INVESTMENTS (Cost $178,881,169)	178,881,169

	TOTAL INVESTMENTS – 98.7% (Cost $622,479,866)	620,821,777
	Other Assets in Excess of Liabilities – 1.3%	8,041,363

	TOTAL NET ASSETS – 100.0%	$628,863,140

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.2%
	BASIC MATERIALS – 1.4%
5,500	Mitsubishi Chemical Holdings Corp.	$28,506
2,065	Norsk Hydro A.S.A.	12,135
140	Westlake Chemical Corp.[3]	8,023
		48,664
	COMMUNICATIONS – 8.3%
1,892	Discovery Communications, Inc. - Class A*3	54,840
189	Google, Inc. - Class A*3	101,597
1,400	Hakuhodo DY Holdings, Inc.	13,915
168	ITV PLC	556
400	KDDI Corp.	28,236
240	Millicom International Cellular S.A.	15,305
300	Mixi, Inc.	10,584
14	Sky PLC	195
4,650	Spark New Zealand Ltd.	11,142
6,000	StarHub Ltd.	18,519
1,200	Trend Micro, Inc.	33,889
		288,778
	CONSUMER, CYCLICAL – 13.1%
700	Citizen Holdings Co., Ltd.	5,587
319	Delta Air Lines, Inc.[3]	15,092
1,316	Foot Locker, Inc.[3]	70,038
1,486	GameStop Corp. - Class A3	52,382
111	HUGO BOSS A.G.	14,330
81	International Consolidated Airlines Group S.A.*	661
200	Japan Airlines Co., Ltd.	6,771
163	Kohl's Corp.[3]	9,734
500	Lawson, Inc.	32,691
6,000	Li & Fung Ltd.	5,952
600	Magna International, Inc.	57,649
400	McDonald's Holdings Co. Japan Ltd.	8,774
6,000	MGM China Holdings Ltd.	14,534
221	Next PLC	24,016
100	Nintendo Co., Ltd.	9,646
53	Persimmon PLC*	1,269
900	Singapore Airlines Ltd.	8,407
1,355	Southwest Airlines Co.[3]	61,219
3	TUI A.G.*	48
657	United Continental Holdings, Inc.*3	45,576
3,000	Yue Yuen Industrial Holdings Ltd.	11,164
		455,540
	CONSUMER, NON-CYCLICAL – 22.8%
262	AmerisourceBergen Corp.	24,903

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5	Amgen, Inc.[3]	$761
1,575	Avery Dennison Corp.[3]	82,325
193	Biogen Idec, Inc.*3	75,108
377	Bunge Ltd.[1]	33,753
102	Cardinal Health, Inc.	8,485
377	Cintas Corp.	29,670
197	Clorox Co.[3]	21,022
562	Dr. Pepper Snapple Group, Inc.[3]	43,426
334	Edwards Lifesciences Corp.*3	41,867
123	Eli Lilly & Co.	8,856
2,013	G4S PLC	8,626
664	Gilead Sciences, Inc.*3	69,607
76	Henkel A.G. & Co. KGaA	8,701
300	Hisamitsu Pharmaceutical Co., Inc.	10,207
171	Humana, Inc.[3]	25,041
1,155	ManpowerGroup, Inc.[3]	84,176
69	Medivation, Inc.*3	7,509
4,582	Metcash Ltd.	5,173
600	Mitsubishi Tanabe Pharma Corp.	9,486
837	Robert Half International, Inc.	48,596
1,637	Tyson Foods, Inc. - Class A3	63,909
624	Unilever N.V.	27,058
200	Unilever PLC	8,807
1,918	Woolworths Ltd.	47,201
		794,273
	DIVERSIFIED – 0.6%
272	Industrivarden A.B. - C Shares	4,844
10,000	Noble Group Ltd.	7,822
500	Swire Pacific Ltd. - A Shares	6,696
		19,362
	ENERGY – 0.8%
600	Pacific Rubiales Energy Corp.	1,393
23	Phillips 66[3]	1,617
37	Royal Dutch Shell PLC - A Shares	1,128
285	Tesoro Corp.[3]	23,293
		27,431
	FINANCIAL – 18.7%
153	Ally Financial, Inc.*3	2,863
567	American Capital Agency Corp. – REIT[3]	12,219
4,800	Ascendas Real Estate Investment Trust - REIT	8,728
336	Berkshire Hathaway, Inc. - Class B*	48,354
900	Brookfield Asset Management, Inc. - Class A	45,860

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
118	Capital One Financial Corp.[3]	$8,639
5,000	CapitaMall Trust - REIT	7,725
335	Charles Schwab Corp.	8,703
780	Delta Lloyd N.V.	14,736
100	Fairfax Financial Holdings Ltd.	53,120
9,362	Federation Centres - REIT	21,959
1,800	First Capital Realty, Inc.	27,651
4,500	Global Logistic Properties Ltd.	8,396
77	Goldman Sachs Group, Inc.	13,276
1,809	Goodman Group - REIT	8,576
400	H&R Real Estate Investment Trust - REIT	7,687
580	Hammerson PLC - REIT	6,002
487	Host Hotels & Resorts, Inc. – REIT[3]	11,147
200	Industrial Alliance Insurance & Financial Services, Inc.	6,368
394	Investor A.B. - B Shares	14,337
217	Iron Mountain, Inc. - REIT	8,645
162	Legg Mason, Inc.	8,981
2,408	Lend Lease Group	31,039
8,500	Link REIT - REIT	57,500
72	MetLife, Inc.[3]	3,348
2,882	Navient Corp.[3]	56,891
331	Pargesa Holding S.A.	23,916
167	PartnerRe Ltd.[1,3]	19,105
369	Regency Centers Corp. - REIT	25,299
267	TD Ameritrade Holding Corp.[3]	8,648
158	Ventas, Inc. – REIT[3]	12,610
1,505	Voya Financial, Inc.[3]	58,710
		651,038
	INDUSTRIAL – 6.5%
1,418	Arrow Electronics, Inc.*3	78,047
500	Bombardier, Inc. - Class B	1,141
100	Brother Industries Ltd.	1,713
200	Casio Computer Co., Ltd.	3,131
316	Dover Corp.[3]	22,133
70	FedEx Corp.	11,838
1,254	Garmin Ltd.[1,3]	65,659
800	Konica Minolta, Inc.	8,803
166	Waste Management, Inc.	8,537
300	West Japan Railway Co.	15,430
9,000	Yangzijiang Shipbuilding Holdings Ltd.	8,228
		224,660
	TECHNOLOGY – 18.3%
1,708	Activision Blizzard, Inc.[3]	35,689

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
124	Adobe Systems, Inc.*	$8,696
1,300	BlackBerry Ltd.*	13,208
44	CA, Inc.[3]	1,333
300	Canon, Inc.	9,491
100	Constellation Software, Inc.	27,708
1,211	Electronic Arts, Inc.*3	66,435
1,907	Hewlett-Packard Co.[3]	68,900
583	Micron Technology, Inc.*3	17,061
599	NVIDIA Corp.[3]	11,504
1,000	Open Text Corp.	56,709
1,500	Oracle Corp. Japan	62,363
5,000	Ricoh Co., Ltd.	48,777
857	Sage Group PLC	6,178
202	Seagate Technology PLC[1,3]	11,401
1,400	Seiko Epson Corp.	56,858
855	Skyworks Solutions, Inc.[3]	71,008
161	Texas Instruments, Inc.	8,605
733	VMware, Inc. - Class A*3	56,514
		638,438
	UTILITIES – 9.7%
465	American Electric Power Co., Inc.[3]	29,207
2,012	Centrica PLC	8,879
831	E.ON S.E.	12,863
8,734	Enel S.p.A.	39,462
1,103	Entergy Corp.[3]	96,524
1,281	Exelon Corp.[3]	46,167
1,041	Meridian Energy Ltd.	1,450
157	Northeast Utilities	8,726
100	OGE Energy Corp.[3]	3,518
3,000	Power Assets Holdings Ltd.	31,378
826	Southern Co.[3]	41,895
366	SSE PLC	8,857
800	Tohoku Electric Power Co., Inc.	10,077
		339,003
	TOTAL COMMON STOCKS (Cost $3,454,869)	3,487,187

	SHORT-TERM INVESTMENTS – 26.3%
915,159	Fidelity Institutional Money Market Fund, 0.07%[2,3]	915,159

	TOTAL SHORT-TERM INVESTMENTS (Cost $915,159)	915,159

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 126.5% (Cost $4,370,028)	$4,402,346
	Liabilities in Excess of Other Assets – (26.5)%	(920,725)

	TOTAL NET ASSETS – 100.0%	$3,481,621

	SECURITIES SOLD SHORT – (30.6)%
	COMMON STOCKS – (30.6)%
	BASIC MATERIALS – (6.4)%
(700)	Agnico Eagle Mines Ltd.	(23,599)
(700)	Barrick Gold Corp.	(8,952)
(500)	Cameco Corp.	(7,035)
(3,300)	Eldorado Gold Corp.	(15,842)
(2,553)	Fresnillo PLC	(34,486)
(4,336)	Iluka Resources Ltd.	(23,548)
(1,000)	Kinross Gold Corp.*	(3,392)
(100)	New Gold, Inc.*	(438)
(2,700)	Silver Wheaton Corp.	(62,023)
(6,300)	Turquoise Hill Resources Ltd.*	(18,295)
(6,300)	Yamana Gold, Inc.	(26,078)
		(223,688)
	COMMUNICATIONS – (3.2)%
(159)	Amazon.com, Inc.*	(56,370)
(1,223)	FireEye, Inc.*	(41,350)
(9)	LinkedIn Corp. - Class A*	(2,023)
(2,017)	Telefonica Deutschland Holding A.G. *	(11,189)
(60)	Twitter, Inc.*	(2,252)
		(113,184)
	CONSUMER, CYCLICAL – (2.2)%
(545)	Inditex S.A.	(16,062)
(600)	Sega Sammy Holdings, Inc.	(7,813)
(251)	Tesla Motors, Inc.*	(51,104)
		(74,979)
	CONSUMER, NON-CYCLICAL – (0.1)%
(26)	BioMarin Pharmaceutical, Inc.*	(2,526)
(15)	Vertex Pharmaceuticals, Inc.*	(1,652)
		(4,178)
	ENERGY – (13.5)%
(351)	Anadarko Petroleum Corp.	(28,694)
(990)	Antero Resources Corp.*	(34,304)
(357)	Apache Corp.	(22,337)
(1,665)	Cabot Oil & Gas Corp.	(44,123)
(698)	Cheniere Energy, Inc.*	(49,823)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(2,850)	Cobalt International Energy, Inc.*	$(25,992)
(935)	CONSOL Energy, Inc.	(27,068)
(361)	Continental Resources, Inc.*	(16,389)
(149)	Devon Energy Corp.	(8,980)
(219)	Energen Corp.	(13,889)
(11)	EQT Corp.	(819)
(2,274)	Lundin Petroleum A.B.*	(29,501)
(222)	Noble Energy, Inc.	(10,598)
(239)	Pioneer Natural Resources Co.	(35,977)
(100)	PrairieSky Royalty Ltd.	(2,154)
(2,248)	QEP Resources, Inc.	(45,455)
(892)	Schlumberger Ltd.[1]	(73,492)
		(469,595)
	FINANCIAL – (2.1)%
(2,200)	Acom Co., Ltd.*	(5,985)
(429)	Deutsche Bank A.G.	(12,452)
(632)	Erste Group Bank A.G.	(13,682)
(600)	Japan Exchange Group, Inc.	(13,962)
(2,500)	NTT Urban Development Corp.	(23,986)
(277)	Ocwen Financial Corp.*	(1,695)
		(71,762)
	INDUSTRIAL – (2.4)%
(2,421)	Alstom S.A.*	(78,881)
(89)	OSRAM Licht A.G.*	(4,091)
		(82,972)
	TECHNOLOGY – (0.7)%
(349)	Rackspace Hosting, Inc.*	(15,691)
(102)	ServiceNow, Inc.*	(7,436)
		(23,127)
	TOTAL COMMON STOCKS (Proceeds $1,065,692)	(1,063,485)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,065,692)	$(1,063,485)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

[3]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 131.1%
32,849,683	Federated Prime Value Obligations Fund, 0.02%[1]	$32,849,683
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,849,683)	32,849,683

	TOTAL INVESTMENTS – 131.1% (Cost $32,849,683)	32,849,683
	Liabilities in Excess of Other Assets – (31.1)%	(7,802,028)

	TOTAL NET ASSETS – 100.0%	$25,047,655

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	January 31, 2015	(Depreciation)

75	E-Mini S&P 500 Index	March 2015	$7,588,285	$7,456,500	$(131,785)
20	E-Mini S&P MidCap 400 Index	March 2015	2,915,852	2,862,800	(53,052)
26	Nikkei 225 Index	March 2015	3,936,695	3,912,289	(24,406)
32	Russell 2000 Mini Index	March 2015	3,828,019	3,715,840	(112,179)

TOTAL FUTURES CONTRACTS			$18,268,851	$17,947,429	$(321,422)

See accompanying Notes to Schedule of Investments.

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 19.6%
	BASIC MATERIALS – 1.4%
2,252	Alcoa, Inc.	$35,244
597	Mosaic Co.	29,068
2,424	Newmont Mining Corp.	60,963
		125,275
	COMMUNICATIONS – 2.0%
827	Expedia, Inc.	71,064
136	Netflix, Inc.*	60,085
1,010	Sohu.com, Inc.*	56,701
		187,850
	CONSUMER, CYCLICAL – 5.6%
509	Alaska Air Group, Inc.	34,546
41	Chipotle Mexican Grill, Inc. - Class A*	29,103
764	Dunkin' Brands Group, Inc.	36,145
870	Group 1 Automotive, Inc.	69,939
2,214	Habit Restaurants, Inc. - Class A*	73,062
476	Kohl's Corp.	28,427
406	Lowe's Cos., Inc.	27,511
740	lululemon athletica, Inc.*	49,018
912	Nordstrom, Inc.	69,494
1,430	Ryland Group, Inc.	57,414
1,005	Southwest Airlines Co.	45,406
		520,065
	CONSUMER, NON-CYCLICAL – 5.7%
748	Alkermes PLC*1	54,043
604	AmerisourceBergen Corp.	57,410
472	Anheuser-Busch InBev N.V. - ADR[1]	57,617
2,063	Boston Scientific Corp.*	30,553
558	Constellation Brands, Inc. - Class A*	61,631
364	Gilead Sciences, Inc.*	38,158
431	Hospira, Inc.*	27,338
202	Monster Beverage Corp.*	23,624
839	Novo Nordisk A/S - ADR[1]	37,386
131	Puma Biotechnology, Inc.*	27,652
260	Shire PLC - ADR[1]	57,008
1,191	Whole Foods Market, Inc.	62,045
		534,465
	FINANCIAL – 1.2%
683	Apartment Investment & Management Co. - Class A - REIT	27,224
1,261	Duke Realty Corp. - REIT	27,528
696	Ventas, Inc. - REIT	55,548
		110,300

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 2.8%
156	Acuity Brands, Inc.	$23,383
2,345	Corning, Inc.	55,741
1,399	Masco Corp.	34,751
1,212	PerkinElmer, Inc.	55,400
382	Rockwell Collins, Inc.	32,707
865	Vulcan Materials Co.	60,991
		262,973
	TECHNOLOGY – 0.6%
258	Apple, Inc.	30,227
1,059	Silicon Motion Technology Corp. - ADR[1]	29,504
		59,731
	UTILITIES – 0.3%
537	PG&E Corp.	31,581

	TOTAL COMMON STOCKS (Cost $1,787,957)	1,832,240

	EXCHANGE-TRADED FUNDS – 43.7%
6,670	Consumer Staples Select Sector SPDR Fund	320,293
4,640	Financial Select Sector SPDR Fund	106,766
3,288	Health Care Select Sector SPDR Fund	227,760
4,291	iShares Core U.S. Aggregate Bond ETF[2]	482,223
1,048	iShares iBoxx $High Yield Corporate Bond Fund	94,561
1,219	iShares MSCI EAFE ETF	74,615
1,391	iShares MSCI Philippines Investable Market Index Fund	56,795
11,692	iShares Russell 2000 ETF	1,352,764
2,446	SPDR Barclays High Yield Bond ETF	95,247
5,663	SPDR S&P 500 ETF Trust[2]	1,129,599
3,723	Technology Select Sector SPDR Fund	148,548
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,070,601)	4,089,171

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	Boeing Co.
11	Exercise Price: $145.00, Expiration Date: March 21, 2015	4,840
	3M Co.
17	Exercise Price: $170.00, Expiration Date: March 21, 2015	2,023

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $3,891)	6,863

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 25.4%
2,378,330	Fidelity Institutional Money Market Fund, 0.07%[3]	$2,378,330
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,378,330)	2,378,330

	TOTAL INVESTMENTS – 88.8% (Cost $8,240,779)	8,306,604
	Other Assets in Excess of Liabilities – 11.2%	1,045,241

	TOTAL NET ASSETS – 100.0%	$9,351,845

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	January 31, 2015	(Depreciation)

6	E-Mini S&P 500 Index	March 2015	$607,063	$596,520	$(10,543)
(6)	NASDAQ 100 E-Mini Index	March 2015	(500,558)	(496,950)	3,608

TOTAL FUTURES CONTRACTS			$106,505	$99,570	$(6,935)

See accompanying Notes to Schedule of Investments.

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.5%
	BASIC MATERIALS – 5.7%
185	Albemarle Corp.	$8,928
83	Balchem Corp.[1]	4,397
102	Compass Minerals International, Inc.	8,915
233	Domtar Corp.[1]	8,924
267	Freeport-McMoRan, Inc.	4,488
75	Innophos Holdings, Inc.	4,466
85	International Paper Co.[1]	4,476
339	Intrepid Potash, Inc.*1	4,512
64	Kaiser Aluminum Corp.	4,436
37	Praxair, Inc.	4,462
528	Steel Dynamics, Inc.	8,997
327	Stillwater Mining Co.*	4,470
177	U.S. Silica Holdings, Inc.[1]	4,460
107	Valspar Corp.	8,927
		84,858
	COMMUNICATIONS – 11.3%
202	ADTRAN, Inc.	4,466
206	AOL, Inc.*	8,909
342	ARRIS Group, Inc.*	8,967
135	AT&T, Inc.	4,444
331	Blucora, Inc.*1	4,475
237	Cablevision Systems Corp. - Class A	4,484
120	CenturyLink, Inc.	4,460
169	Cisco Systems, Inc.	4,456
84	Comcast Corp. - Class A	4,464
108	comScore, Inc.*1	4,488
192	Consolidated Communications Holdings, Inc.	4,470
84	eBay, Inc.*1	4,452
41	Equinix, Inc.[1]	8,891
40	F5 Networks, Inc.*1	4,465
301	Fortinet, Inc.*	8,998
66	Harris Corp.[1]	4,431
179	InterDigital, Inc.[1]	8,946
77	j2 Global, Inc.[1]	4,423
95	LogMeIn, Inc.*1	4,517
132	NETGEAR, Inc.*1	4,458
341	NeuStar, Inc. - Class A*	8,965
194	Plantronics, Inc.	8,891
4	Priceline Group, Inc.*	4,038
62	Scripps Networks Interactive, Inc. - Class A1	4,408
98	Stamps.com, Inc.*	4,466
67	TripAdvisor, Inc.*1	4,490
206	VASCO Data Security International, Inc.*	4,429

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
82	VeriSign, Inc.*1	$4,467
97	Verizon Communications, Inc.[1]	4,434
68	Viacom, Inc. - Class B	4,381
80	ViaSat, Inc.*1	4,498
		169,131
	CONSUMER, CYCLICAL – 10.1%
352	Abercrombie & Fitch Co. - Class A	8,983
270	ANN, Inc.*1	8,937
100	BJ's Restaurants, Inc.*	4,429
156	Brown Shoe Co., Inc.	4,429
25	Buffalo Wild Wings, Inc.*	4,458
106	Cato Corp. - Class A	4,494
74	Children's Place Retail Stores, Inc.	4,436
97	Dorman Products, Inc.*1	4,436
165	Ethan Allen Interiors, Inc.	4,491
190	Finish Line, Inc. - Class A	4,484
63	Genesco, Inc.*	4,501
48	Genuine Parts Co.	4,461
95	Hibbett Sports, Inc.*1	4,469
136	Iconix Brand Group, Inc.*	4,521
283	Interface, Inc.	4,446
142	iRobot Corp.*	4,480
165	Mattel, Inc.	4,438
71	Outerwall, Inc.*	4,408
74	PACCAR, Inc.[1]	4,448
71	Pool Corp.	4,417
58	Red Robin Gourmet Burgers, Inc.*	4,495
288	Regis Corp.*1	4,536
378	Scientific Games Corp. - Class A*1	4,464
147	Sonic Corp.	4,450
223	Stage Stores, Inc.	4,460
132	Texas Roadhouse, Inc. - Class A	4,434
38	UniFirst Corp.	4,413
64	VF Corp.	4,440
105	Vitamin Shoppe, Inc.*	4,438
19	W.W. Grainger, Inc.	4,481
60	Walgreens Boots Alliance, Inc.	4,425
119	Zumiez, Inc.*	4,438
		151,640
	CONSUMER, NON-CYCLICAL – 12.5%
108	Acorda Therapeutics, Inc.*	4,487
106	Air Methods Corp.*	4,404
54	Analogic Corp.[1]	4,403

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
99	Andersons, Inc.[1]	$4,453
32	Becton, Dickinson and Co.	4,419
127	Cal-Maine Foods, Inc.[1]	4,451
110	Cantel Medical Corp.	4,463
133	Cardtronics, Inc.*1	4,470
44	Chemed Corp.[1]	4,450
108	Coca-Cola Co.	4,446
80	Cyberonics, Inc.*	4,446
89	DENTSPLY International, Inc.[1]	4,452
63	Estee Lauder Cos., Inc. - Class A	4,447
451	HMS Holdings Corp.*1	8,923
53	ICU Medical, Inc.*1	4,430
9	Intuitive Surgical, Inc.*	4,450
45	J&J Snack Foods Corp.[1]	4,415
68	Kellogg Co.[1]	4,460
36	Keurig Green Mountain, Inc.[1]	4,412
41	Kimberly-Clark Corp.	4,426
156	Korn/Ferry International*1	4,446
74	Magellan Health, Inc.*1	4,449
175	Masimo Corp.*1	4,466
55	Mastercard, Inc. - Class A1	4,512
63	McCormick & Co., Inc.	4,498
62	Medtronic PLC[1,2]	4,427
126	Mondelez International, Inc. - Class A	4,440
48	Moody's Corp.[1]	4,384
96	NuVasive, Inc.*1	4,447
47	PepsiCo, Inc.[1]	4,408
55	Philip Morris International, Inc.[1]	4,413
53	Procter & Gamble Co.[1]	4,467
183	Repligen Corp.*1	4,445
55	Sanderson Farms, Inc.[1]	4,398
332	Select Medical Holdings Corp.	4,489
114	Sysco Corp.[1]	4,465
53	United Rentals, Inc.*1	4,391
43	Universal Health Services, Inc. - Class B	4,409
91	West Pharmaceutical Services, Inc.[1]	4,487
263	Western Union Co.	4,471
39	Zimmer Holdings, Inc.	4,372
		186,591
	ENERGY – 12.6%
314	Atwood Oceanics, Inc.[1]	8,974
169	Cabot Oil & Gas Corp.[1]	4,479
34	California Resources Corp.*1	174

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
100	Cameron International Corp.*	$4,478
99	Carrizo Oil & Gas, Inc.*	4,465
74	Devon Energy Corp.	4,460
142	Diamond Offshore Drilling, Inc.[1]	4,477
120	Dril-Quip, Inc.*	8,908
161	Ensco PLC - Class A1, 2	4,515
50	EOG Resources, Inc.[1]	4,452
60	EQT Corp.[1]	4,466
165	Exterran Holdings, Inc.	4,473
51	Exxon Mobil Corp.	4,459
272	Flotek Industries, Inc.*	4,398
119	FMC Technologies, Inc.*	4,460
186	Geospace Technologies Corp.*1	4,460
225	Gulfmark Offshore, Inc. - Class A	4,439
111	Halliburton Co.[1]	4,439
480	Helix Energy Solutions Group, Inc.*1	9,010
75	Helmerich & Payne, Inc.	4,467
66	Hess Corp.	4,454
169	Marathon Oil Corp.	4,495
390	Nabors Industries Ltd.[2]	4,489
82	National Oilwell Varco, Inc.	4,463
276	Noble Corp.[1,2]	4,477
171	Oceaneering International, Inc.[1]	8,954
219	Oil States International, Inc.*	8,994
223	QEP Resources, Inc.	4,509
97	Range Resources Corp.[1]	4,488
518	Rosetta Resources, Inc.*	8,842
182	Southwestern Energy Co.*1	4,512
320	Stone Energy Corp.*1	4,506
366	Synergy Resources Corp.*	4,476
303	Unit Corp.*1	9,023
840	WPX Energy, Inc.*1	8,954
		188,089
	FINANCIAL – 4.2%
69	EastGroup Properties, Inc. - REIT[1]	4,460
93	Evercore Partners, Inc. - Class A1	4,452
124	Financial Engines, Inc.[1]	4,452
131	HFF, Inc. - Class A	4,450
95	LTC Properties, Inc. - REIT	4,457
83	Marsh & McLennan Cos., Inc.[1]	4,463
90	PRA Group, Inc.*1	4,457
73	Post Properties, Inc. - REIT	4,435
224	Potlatch Corp. - REIT[1]	8,929

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
93	RenaissanceRe Holdings Ltd.[1,2]	$8,893
17	Visa, Inc. - Class A	4,333
80	WageWorks, Inc.*	4,403
		62,184
	INDUSTRIAL – 17.6%
118	ArcBest Corp.	4,397
99	Atlas Air Worldwide Holdings, Inc.*	4,475
70	Ball Corp.	4,433
172	Brady Corp. - Class A	4,501
56	Caterpillar, Inc.[1]	4,478
90	CIRCOR International, Inc.[1]	4,445
218	Con-way, Inc.	8,931
134	CSX Corp.	4,462
32	Cummins, Inc.[1]	4,463
108	DXP Enterprises, Inc.*1	4,430
145	Dycom Industries, Inc.*	4,467
125	Eagle Materials, Inc.[1]	8,902
78	Emerson Electric Co.[1]	4,441
26	FedEx Corp.[1]	4,397
148	FLIR Systems, Inc.[1]	4,470
82	Flowserve Corp.	4,468
33	General Dynamics Corp.[1]	4,396
611	Harsco Corp.	9,018
174	Heartland Express, Inc.	4,470
142	Hillenbrand, Inc.	4,460
133	Hub Group, Inc. - Class A*	4,442
149	KapStone Paper and Packaging Corp.[1]	4,451
155	Knight Transportation, Inc.	4,416
423	Knowles Corp.*	8,972
204	MSA Safety, Inc.	8,907
297	National Instruments Corp.[1]	8,934
128	Old Dominion Freight Line, Inc.*	8,975
63	OSI Systems, Inc.*1	4,409
46	Pall Corp.	4,451
38	Parker Hannifin Corp.	4,425
72	Pentair PLC[2]	4,450
129	Regal-Beloit Corp.	8,882
60	Rogers Corp.*	4,432
54	Ryder System, Inc.	4,471
107	Saia, Inc.*	4,506
213	Sanmina Corp.*1	4,511
175	Silgan Holdings, Inc.	8,997
136	Simpson Manufacturing Co., Inc.[1]	4,439

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
235	Timken Co.[1]	$8,932
377	Trimble Navigation Ltd.*1	8,988
45	United Parcel Service, Inc. - Class B	4,448
74	Valmont Industries, Inc.[1]	8,889
207	Waste Connections, Inc.[1]	8,947
76	Watts Water Technologies, Inc. - Class A1	4,456
313	Werner Enterprises, Inc.	8,930
		263,164
	TECHNOLOGY – 13.7%
53	Accenture PLC - Class A2	4,454
489	Acxiom Corp.*1	8,900
136	Altera Corp.[1]	4,478
85	Analog Devices, Inc.[1]	4,429
111	ANSYS, Inc.*1	8,954
82	Autodesk, Inc.*	4,428
102	Blackbaud, Inc.[1]	4,458
105	Broadcom Corp. - Class A	4,456
148	CA, Inc.[1]	4,484
52	CACI International, Inc. - Class A*1	4,399
205	CommVault Systems, Inc.*1	8,934
182	CSG Systems International, Inc.	4,463
172	EMC Corp.[1]	4,460
579	Fairchild Semiconductor International, Inc.*1	8,888
124	Hewlett-Packard Co.	4,480
135	Intel Corp.[1]	4,460
146	Jack Henry & Associates, Inc.[1]	8,960
72	KLA-Tencor Corp.	4,426
420	LivePerson, Inc.*	4,494
243	MedAssets, Inc.*	4,498
103	Medidata Solutions, Inc.*	4,428
152	Micron Technology, Inc.*	4,448
110	Microsoft Corp.[1]	4,444
118	NetApp, Inc.[1]	4,460
233	NVIDIA Corp.[1]	4,475
106	Oracle Corp.	4,440
99	Paychex, Inc.[1]	4,481
178	Progress Software Corp.*1	4,459
71	QUALCOMM, Inc.	4,435
199	Rackspace Hosting, Inc.*1	8,947
59	SanDisk Corp.[1]	4,479
182	Science Applications International Corp.[1]	8,878
79	Seagate Technology PLC[1,2]	4,459
494	Teradyne, Inc.[1]	8,941

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
284	VeriFone Systems, Inc.*	$8,915
45	Western Digital Corp.	4,375
115	Xilinx, Inc.[1]	4,436
		205,003
	UTILITIES – 1.8%
398	MDU Resources Group, Inc.	8,999
140	National Fuel Gas Co.	8,880
89	Northwest Natural Gas Co.[1]	4,442
72	Southwest Gas Corp.	4,425
		26,746
	TOTAL COMMON STOCKS (Cost $1,405,671)	1,337,406

	TOTAL INVESTMENTS – 89.5% (Cost $1,405,671)	1,337,406
	Other Assets in Excess of Liabilities – 10.5%	157,022
	TOTAL NET ASSETS – 100.0%	$1,494,428

	SECURITIES SOLD SHORT – (60.0)%
	EXCHANGE-TRADED FUNDS – (60.0)%
(2,578)	iShares Russell 2000 ETF	(298,275)
(1,497)	SPDR S&P 500 ETF Trust	(298,606)
(1,145)	SPDR S&P MidCap 400 ETF Trust	(298,925)

	TOTAL SECURITIES SOLD SHORT (Proceeds $838,350)	$(895,806)

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2015 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	January 31, 2015	(Depreciation)

2	E-Mini S&P 500 Index	March 2015	$200,605	$198,840	$(1,765)
(2)	NASDAQ 100 E-Mini Index	March 2015	(166,853)	(165,650)	1,203

TOTAL FUTURES CONTRACTS			$33,752	$33,190	$(562)

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Global Managed Futures Strategy Fund (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Global Macro Opportunity Fund (“Global Macro Opportunity” or “Global Macro Opportunity Fund”) and 361 Market Neutral Fund (formerly known as the 361 Long/Short Equity Fund) (“Market Neutral” or “Market Neutral Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation.  As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I.

The Global Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I.

The Market Neutral Fund’s primary investment objective is to seek to achieve long-term capital appreciation with moderate correlation to major equity market indices but with less volatility. The Fund also seeks to participate in rising markets and preserve capital in down markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used.  Open-end mutual fund investments (including money market funds) are valued at net asset value.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the options contracts.

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

(d) Short Sales
The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which is recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(e) Money Market Investments
The Global Long/Short Equity Fund and Global Macro Opportunity Fund invest a significant amount (26.3% and 25.4%, respectively, of its net assets as of January 31, 2015) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.  The Managed Futures Strategy Fund and Global Managed Futures Strategy Fund invest a significant amount (28.4% and 131.1%, respectively, of its net assets as of January 31, 2015) in the Federated Prime Value Obligations Fund (“PVOXX”).  PVOXX invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.  FMPXX and PVOXX invest in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in FMPXX or PVOXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although FMPXX and PVOXX seek to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in FMPXX and PVOXX.

FMPXX and PVOXX file complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The net expense ratio per March 31, 2014 Annual report of Fidelity Institutional Money Market Fund was 0.18%. The net expense ratio per July 31, 2014 Annual report of Federated Prime Value Obligations Fund was 0.20%.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2015, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Long/Short Equity Fund	Global Managed Futures Strategy Fund	Global Macro Opportunity Fund	Market Neutral Fund
Cost of investments	$622,479,866	$4,370,028	$32,849,683	$8,266,071	$1,406,599

Gross unrealized appreciation	$164,832	$99,476	$-	$72,964	$1,887
Gross unrealized depreciation	(1,822,921)	(67,158)	-	(32,431)	(71,080)
Net unrealized appreciation/ (depreciation) on investments	$(1,658,089)	$32,318	$-	$40,533	$(69,193)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2015, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$159,545,256	$-	$159,545,256
Corporate Bonds[1]	-	172,351,642	-	172,351,642
Medium Term Notes[1]	-	110,043,710	-	110,043,710
Short-Term Investments	178,881,169	-	-	178,881,169
Total Investments	$178,881,169	$441,940,608	$-	$620,821,777

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$8,023	$40,641	$-	$48,664
Communications	156,436	132,342	-	288,778
Consumer, Cyclical	328,854	126,686	-	455,540
Consumer, Non-cyclical	669,014	125,259	-	794,273
Diversified	-	19,362	-	19,362
Energy	26,303	1,128	-	27,431
Financial	464,577	186,461	-	651,038
Industrial	187,355	37,305	-	224,660
Technology	454,772	183,666	-	638,438
Utilities	227,487	111,516	-	339,003
Short-Term Investments	915,159	-	-	915,159
Total Assets	$3,437,980	$964,366	$-	$4,402,346

Liabilities
Common Stocks
Basic Materials	$165,655	$58,033	$-	$223,688
Communications	101,995	11,189	-	113,184
Consumer, Cyclical	51,103	23,876	-	74,979
Consumer, Non-cyclical	4,178	-	-	4,178
Energy	440,094	29,501	-	469,595
Financial	1,695	70,067	-	71,762
Industrial	-	82,972	-	82,972
Technology	23,127	-	-	23,127
Total Liabilities	$787,847	$275,638	$-	$1,063,485

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Global Managed Futures Strategy Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$32,849,683	$-	$-	$32,849,683
Total Assets	$32,849,683	$-	$-	$32,849,683

Liabilities
Other Financial Instruments[2]
Futures Contracts	$321,422	$-	$-	$321,422
Total Liabilities	$321,422	$-	$-	$321,422

Global Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$1,832,240	$-	$-	$1,832,240
Exchange-Traded Funds	4,089,171	-	-	4,089,171
Purchased Options Contracts	6,863	-	-	6,863
Short-Term Investments	2,378,330	-	-	2,378,330
Total Investments	$8,306,604	$-	$-	$8,306,604
Other Financial Instruments[2]
Futures Contracts	$3,608	$-	$-	$3,608
Total Assets	$8,310,212	$-	$-	$8,310,212

Liabilities
Other Financial Instruments[2]
Futures Contracts	$10,543	$-	$-	$10,543
Total Liabilities	$10,543	$-	$-	$10,543

Market Neutral Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$1,337,406	$-	$-	$1,337,406
Total Investments	$1,337,406	$-	$-	$1,337,406
Other Financial Instruments[2]
Futures Contracts	$1,203	$-	$-	$1,203
Total Assets	$1,338,609	$-	$-	$1,338,609

Liabilities
Securities Sold Short
Exchange-Traded Funds	$895,806	$-	$-	$895,806
Other Financial Instruments[2]
Futures Contracts	$1,765	$-	$-	$1,765
Total Liabilities	$897,571	$-	$-	$897,571

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/2015